Commitments and Contingencies	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies
Commitments and Contingencies

23. Commitments and Contingencies

(a) Operating lease commitments

The Group has operating lease agreements principally for its office properties in the PRC. Such leases have remaining terms ranging from six to 240 months and are renewable upon negotiation. Rental expenses were $24,418,965, $23,033,850, and $28,223,879 for the years ended December 31, 2012, 2013 and 2014, respectively. Future minimum lease payments under non-cancelable operating lease agreements at December 31, 2014 were as follows:

Amount
Year Ended December 31	$
2015	23,164,631
2016	19,986,357
2017	13,792,164
2018	7,556,084
2019	4,646,363
Then thereafter	30,277,284
Total	99,422,883

(b) Properties payment commitments

As of December 31, 2014, the Group had a commitment of $57,287,504 for properties to be held for sales within one year.

As of December 31, 2014, the Group had a commitment of $2,044,054 for two floors of an office building which will be used as offices by a subsidiary of the Group and is payable within one year.

(c) Contingencies

The Group is subject to claims and legal proceedings that arise in the ordinary course of its business. Each of these matters is subject to various uncertainties, and it is possible that some of these matters may be decided unfavorably to the Group. The Group does not believe that any of these matters will have a material adverse effect on its business, assets or operations. The Group also assessed all currently pending matters and concluded that the possibility of an asset had been impaired or a liability had been incurred at the date of the financial statements was remote.

The Group has a clawback obligation to the Fund for which the Group acts as the general partner. Carried interest is subject to clawback to the extent that the limited partners have not received a certain level of aggregate distributions or the carried interest exceeds a certain level based on cumulative results. The Group recognize carried interest income of nil, nil and $5,386,412 for the years ended December 31, 2012, 2013 and 2014, respectively. The Group did not have any clawback obligations as of December 31, 2013 and 2014.